STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Revenue:
Service revenue, related party	$ 0	$ 855,293	$ 0	$ 876,363		$ 2,831,252
Service revenue	3,882,893	0	6,663,816	0	$ 0	3,440,312
Total service revenue	3,882,893	855,293	6,663,816	876,363		6,271,564
Cost of revenue	(190,459)	0	(336,767)	0		(615,595)
Gross Profit	3,692,434	855,293	6,327,049	876,363		5,655,969
Operating Expenses:
General and administrative expense	1,767,457	272,608	3,656,646	297,698	(417,407)	(1,901,336)
Total operating expenses	(1,767,457)	(272,608)	(3,656,646)	(297,698)
Profit from operations	1,924,977	582,685	2,670,403	578,665	(417,407)	3,754,633
Other revenue	115,084	121	198,599	121
Other income						82,960
Profit before provision income taxes	2,040,061	582,806	2,869,002	578,786	(417,407)	3,837,593
Income tax provision	198,031	(12,553)	(374,888)	(12,553)		(1,162,556)
Net Income	1,842,030	570,253	2,494,114	566,233	(417,407)	2,675,037
Comprehensive income
Net income (loss)	1,842,030	570,253	2,494,114	566,233
Other Comprehensive Income
Foreign currency translation adjustment	172,098	(3,559)	120,165	(57,060)		578,735
Total comprehensive Income	$ 2,014,128	$ 566,694	$ 2,614,279	$ 509,173	$ (417,407)	$ 3,253,772
Earning per share, basic and diluted	$ 0.01	$ 0.00	$ 0.01	$ 0.00	$ (0.00)	$ 0.01
Weighted average shares outstanding, basic and diluted*	305,451,498	302,721,999	305,451,498	301,888,665	300,222,000	304,166,073